Shareholder Report, Average Annual Return (Details)		12 Months Ended		60 Months Ended		93 Months Ended
		Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2024
Investor Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[1]	Investor Classa
Average Annual Return, Percent	[1]		24.24%		17.30%	17.31%
Institutional Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[2]	Institutional Classa
Average Annual Return, Percent	[2]	24.47%		17.59%		17.60%
S&P 500 Total Return Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 Total Return Index
Average Annual Return, Percent			24.56%		15.05%	14.74%
Russell 1000 Growth Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 1000 Growth Total Return Index
Average Annual Return, Percent			33.48%		19.34%	18.91%
S&P 500 Total Return Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 Total Return Index
Average Annual Return, Percent		24.56%		15.05%		14.74%
Russell 1000 Growth Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 1000 Growth Total Return Index
Average Annual Return, Percent		33.48%		19.34%		18.91%

[1]
a	The Fund commenced operations on October 3, 2016 as a separate series (the “Predecessor Fund”) of F/m Funds Trust. Effective as of the close of business on October 27, 2023, the Predecessor Fund was reorganized as a new series of The RBB Fund, Inc. The performance shown for periods prior to October 30, 2023 represents the performance of the Predecessor Fund.

[2]
a	The Fund commenced operations on October 3, 2016 as a separate series (the “Predecessor Fund”) of F/m Funds Trust. Effective as of the close of business on October 27, 2023, the Predecessor Fund was reorganized as a new series of The RBB Fund, Inc. The performance shown for periods prior to October 30, 2023 represents the performance of the Predecessor Fund.